Pruco Life Insurance Company	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9750 fax: (973) 802-9560

February 15, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Pruco Life Variable Appreciable Account

(Registration No. 2-89558)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 36; and (ii) that the text of Post-Effective Amendment No. 36 was filed electronically on February 13, 2006 (Accession No. 0001169232-06-000603).

By:	_/s/_______________________________

Thomas C. Castano

Assistant General Counsel

Pruco Life Insurance Company of New Jersey

via EDGAR